Post-employment benefits - Pension Plan Assets (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity securities:
Equity securities	€ 185	€ 221
Fixed-income securities:
Cash and other short-term investments	28	6
Other investments:
Real estate funds	274	346
Insurance contracts	207	240
Investment funds	76	73
Derivatives	6	58
Total	€ 1,524	2,504
Short-term investments, fair value per unit (in Euro per unit)	€ 1.00
Great Britain
Other investments:
Total	€ 952	1,840
Rest of world
Other investments:
Total	572	664
Investments quoted in active markets | Great Britain
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	23	1
Other investments:
Real estate funds	43	0
Insurance contracts	0	0
Investment funds	0	0
Derivatives	5	0
Total	1,202	1,477
Investments quoted in active markets | Rest of world
Equity securities:
Equity securities	185	221
Fixed-income securities:
Cash and other short-term investments	5	5
Other investments:
Real estate funds	15	39
Insurance contracts	0	0
Investment funds	5	0
Derivatives	0	0
Total	294	349
Unquoted investments | Great Britain
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	0	0
Other investments:
Real estate funds	216	306
Insurance contracts	0	0
Investment funds	0	0
Derivatives	1	57
Total	(250)	363
Unquoted investments | Rest of world
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	0	0
Other investments:
Real estate funds	0	1
Insurance contracts	207	240
Investment funds	71	73
Derivatives	0	1
Total	278	315
Corporate bonds and notes
Fixed-income securities:
Fixed-income securities	56	54
Corporate bonds and notes | Investments quoted in active markets | Great Britain
Fixed-income securities:
Fixed-income securities	0	0
Corporate bonds and notes | Investments quoted in active markets | Rest of world
Fixed-income securities:
Fixed-income securities	56	54
Corporate bonds and notes | Unquoted investments | Great Britain
Fixed-income securities:
Fixed-income securities	0	0
Corporate bonds and notes | Unquoted investments | Rest of world
Fixed-income securities:
Fixed-income securities	0	0
Government bonds, including netting of repurchase agreements
Fixed-income securities:
Fixed-income securities	692	1,506
Government bonds, including netting of repurchase agreements | Investments quoted in active markets | Great Britain
Fixed-income securities:
Fixed-income securities	1,131	1,476
Government bonds, including netting of repurchase agreements | Investments quoted in active markets | Rest of world
Fixed-income securities:
Fixed-income securities	28	30
Government bonds, including netting of repurchase agreements | Unquoted investments | Great Britain
Fixed-income securities:
Fixed-income securities	(467)	0
Government bonds, including netting of repurchase agreements | Unquoted investments | Rest of world
Fixed-income securities:
Fixed-income securities	€ 0	€ 0